Deferred compensation plans - SAR Plan A, Weighted-Average Assumptions (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deferred compensation plans
Expected volatility	45.97%	43.11%	41.78%
Expected dividends yield	1.00%	2.12%	3.31%
Expected lives (in years)	7 years	7 years	6 years
Risk-free interest rate	0.51%	0.45%	0.63%